RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - Other related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Revenues	$ 612	$ 452	$ 435
Financial assets	0	174
Accounts and other receivable, net	98	36
Accounts payable and other	$ 97	$ 242